Filed pursuant to Rule 497(e) and 497(k)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Large-Cap Value Fund	BMO Corporate Income Fund
BMO Large-Cap Growth Fund	BMO Dividend Income Fund
BMO Mid-Cap Value Fund	BMO Ultra Short Tax-Free Fund
BMO Mid-Cap Growth Fund	BMO Conservative Allocation Fund
BMO Small-Cap Value Fund	BMO Moderate Allocation Fund
BMO Small-Cap Growth Fund	BMO Balanced Allocation Fund
BMO Low Volatility Equity Fund	BMO Growth Allocation Fund
BMO Disciplined International Equity Fund	BMO Aggressive Allocation Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated January 24, 2022 to the Prospectus, Summary Prospectuses,

and Statement of Additional Information, each dated December 29, 2021

On January 21, 2022, the Funds were reorganized into corresponding series of Columbia Funds Series Trust, Columbia Funds Series Trust I or Columbia Funds Series Trust II, as shown below (together, the “Reorganizations”), following shareholder approval of the Reorganizations and pursuant to agreements and plans of reorganization previously approved by the Board of Directors of BMO Funds, Inc.:

BMO Fund	Corresponding Acquiring Fund
BMO Large-Cap Value Fund	Columbia Integrated Large Cap Value Fund
BMO Large-Cap Growth Fund	Columbia Integrated Large Cap Growth Fund
BMO Mid-Cap Value Fund	Columbia Select Mid Cap Value Fund
BMO Mid-Cap Growth Fund	Columbia Mid Cap Growth Fund
BMO Small-Cap Value Fund	Columbia Small Cap Value Fund II
BMO Small-Cap Growth Fund	Columbia Integrated Small Cap Growth Fund
BMO Low Volatility Equity Fund	Columbia Integrated Large Cap Value Fund
BMO Disciplined International Equity Fund	Columbia Overseas Value Fund
BMO Corporate Income Fund	Columbia Corporate Income Fund
BMO Dividend Income Fund	Columbia Integrated Large Cap Value Fund
BMO Ultra Short Tax-Free Fund	Columbia Ultra Short Municipal Bond Fund
BMO Conservative Allocation Fund	Columbia Capital Allocation Conservative Portfolio
BMO Moderate Allocation Fund	Columbia Capital Allocation Moderate Portfolio
BMO Balanced Allocation Fund	Columbia Capital Allocation Moderate Aggressive Portfolio
BMO Growth Allocation Fund	Columbia Capital Allocation Aggressive Portfolio
BMO Aggressive Allocation Fund	Columbia Capital Allocation Aggressive Portfolio

Please retain this Prospectus Supplement with your Prospectus, Summary Prospectus and Statement of Additional Information for future reference.